U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 10549
Attention: Filing Desk

May 5, 2000

Re: Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments were filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS:
  * The Travelers Fund VA for Variable Annuities prospectus and SAI

Filed on Form N-1A under type 485BPOS:
  * Managed Assets Trust prospectus and SAI
  * Capital Appreciation Fund prospectus and SAI
  * Money Market Portfolio prospectus and SAI
  * High Yield Bond Trust prospectus and SAI
  * Travelers Series Trust prospectuses and SAIs

Filed on Form S-2 under type POS AMI:
(Definitive materials previously filed under Rule 424)
  * The Travelers Registered Fixed Account
  * T-Mark
  * TTM (TIC)
  * TTM (TLAC)

Filed on Form S-6 under type 485BPOS:
  * Fund UL (MarketLife and InVest -TIC)
  * Fund UL II (MarketLife - TLAC)
  * Fund UL (Variable Survivorship Life - TIC)
  * Fund UL II (Variable Survivorship Life - TLAC)
  * Fund UL III (COLI - TIC)
  * Separate Account One (VintageLife - TLAC)
  * Separate Account Three (VintageLife - TIC)
  * Separate Account Two (Portfolio Architect Life - TLAC)
  * Separate Account Four (Portfolio Architect Life - TIC)

Filed as pre-effective amendments on Form S-6:
  *Fund UL (COLI 2000 - TIC)

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,

Kathleen A. McGah
Deputy General Counsel
Travelers Life and Annuity Company
Hartford, CT